Long-Term Debt - Schedule of Long-Term Debt (Parenthetical) (Detail)			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 2.395% to 7.04% [Member] Maximum [Member]	Dec. 31, 2013 2.395% to 7.04% [Member] Minimum [Member]	Dec. 31, 2013 0.50% to 5.00% Fixed [Member] Maximum [Member]	Dec. 31, 2013 0.50% to 5.00% Fixed [Member] Minimum [Member]	Dec. 31, 2013 Statutory Trust I, 3 Month LIBOR Plus 3.25% [Member]	Dec. 31, 2013 Statutory Trust II, 3 Month LIBOR Plus 3.15% [Member]	Dec. 31, 2013 Statutory Trust III, 3 Month LIBOR Plus 2.00% [Member]	Dec. 31, 2013 Statutory Trust IV, 3 Month LIBOR Plus 1.60% [Member]	Dec. 31, 2013 American Horizons Statutory Trust I, 3 Month LIBOR Plus 3.15% [Member]	Dec. 31, 2013 Statutory Trust V, 3 Month LIBOR Plus 1.435% [Member]	Dec. 31, 2013 Statutory Trust VI, 3 Month LIBOR Plus 2.75% [Member]	Dec. 31, 2013 Statutory Trust VII, 3 Month LIBOR Plus 2.54% [Member]	Dec. 31, 2013 Statutory Trust VIII, 3 Month LIBOR Plus 3.50% [Member]	Dec. 31, 2013 OMNI Trust I, 3 Month LIBOR Plus 3.30% [Member]	Dec. 31, 2013 OMNI Trust II, 3 Month LIBOR Plus 2.79% [Member]
Debt Instrument [Line Items]
Long-term debt, fixed interest, percentage rate			7.04%	2.395%	5.00%	0.50%
Debt instrument maturity date period, (in years)					P40Y	P7Y
LIBOR plus rate							3.25%	3.15%	2.00%	1.60%	3.15%	1.435%	2.75%	2.54%	3.50%	3.30%	2.79%
3-month LIBOR rate	0.25%	0.31%